Related Party Transactions - Additional Information (Detail) - USD ($)	1 Months Ended		12 Months Ended
	Jan. 31, 2023	Jan. 18, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Shares held by the Closing ProKidney	50.00%
Pre IPO Sponsor Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument face value			$ 35,000,000
Lock Up Agreement [Member]
Related Party Transaction [Line Items]
Description Of Terms Earnout Shares			A ordinary share of the Company equals or exceeds $12.50 per share for any 20 trading days within any 30-trading day period commencing at least 30 days after the Closing and (b) for an additional 50% of the Lock-Up Shares (other than the Earnout Shares and the Private Placement Shares (as each such term is defined in the Lock-Up Agreement)), the date on which the last reported sale price of a Class A ordinary share of the Company equals or exceeds $15.00 per share for any 20 trading days within any 30-trading day period commencing at least 30 days after the Closing. Notwithstanding the above, (i) the lock-up period for any Earnout Shares will expire not earlier than 180 days after such Earnout Shares are issued
Tax Receivable Agreement [Member]
Related Party Transaction [Line Items]
Percentage of tax saving recognized			85.00%
ProKidney KY and Nefro Health [Member]
Related Party Transaction [Line Items]
Quarterly Related Party Fee			$ 25,000
Costs And Expenses Related Party			100,000	$ 100,000	$ 100,000
ProKidney US and Nefro Health [Member]
Related Party Transaction [Line Items]
Costs And Expenses Related Party			100,000	$ 100,000	$ 100,000
Promissory note [Member]
Related Party Transaction [Line Items]
Related party transaction fees payable per month		$ 10,000
Interest Expense			$ 207,000
Related Party Note Maximum Amount		$ 100,000,000
Interest rate on notes		3.00%
RCU [Member]
Related Party Transaction [Line Items]
Earnout Restricted Common Units Issued			17,500,000
RSR [Member]
Related Party Transaction [Line Items]
Earnout restricted stock right shares			17,500,000
Earnout Rights [Member]
Related Party Transaction [Line Items]
Vesting Period of Earnout Rights			5 years
Earnout Rights [Member] | Vesting [Member] | Tranche one [Member]
Related Party Transaction [Line Items]
Earnout Rights Stock Price Trigger			$ 15
Earnout Rights [Member] | Vesting [Member] | Tranche two [Member]
Related Party Transaction [Line Items]
Earnout Rights Stock Price Trigger			20
Earnout Rights [Member] | Vesting [Member] | Tranche three [Member]
Related Party Transaction [Line Items]
Earnout Rights Stock Price Trigger			$ 25